Document and Entity Information	Jul. 30, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 30, 2024
Entity Registrant Name	STIRLING HOTELS & RESORTS, INC.
Entity Central Index Key	0002003881
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56623
Entity Tax Identification Number	93-3514045
Entity Address, Address Line One	14185 Dallas Parkway, Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	490-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false